Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Disclosure(1)
	Summary Compensation Table Total for PEO(2) ($)			Compensation Actually Paid for PEO(3) ($)					Value of Fixed $100 Investment Based On:		(in thousands)
Year	Riccitiello	Whitehurst	Bromberg	Riccitiello	Whitehurst	Bromberg	Average Summary Compens ation Table Total for Non-PEO NEOs(4) ($)	Average Compensati on Actually Paid for Non-PEO NEOs(5) ($)	Unity TSR(6) ($)	S&P 500 Tech(7) ($)	Unity Net Income (Loss)(8) ($)	Unity Strategic Revenue (9) ($)
(a)	(b)			(c)			(d)	(e)	(f)	(g)	(h)	(i)
2024	—	5,507,666	52,147,152	—	2,022,686	53,028,703	9,758,994	(10,681,297)	33	235	(664,287)	1,723,409
2023	27,130,731	6,194,881	—	13,547,993	8,432,881	—	9,064,060	18,648,904	60	173	(826,322)	1,733,288
2022	11,805,430	—	—	(213,136,090)	—	—	21,787,435	(3,571,284)	42	111	(919,488)	1,391,034
2021	12,501,471	—	—	(17,400,715)	—	—	17,015,624	10,716,783	209	156	(532,607)	1,110,526
2020	22,001,733	—	—	682,364,174	—	—	4,309,810	90,477,822	225	117	(282,308)	772,445
*Total Shareholder Return is shown as “TSR” in the table above.
	1.
Company Selected Measure Name	Strategic Revenue
Named Executive Officers, Footnote	John Riccitiello served as our principal executive officer (“PEO”) from 2020 until October 2023. James Whitehurst served as our PEO from October 2023 to May 2024. Matthew Bromberg has served as our PEO since May 2024. Our PEO(s) and our non-PEO NEOs for each of the applicable years were as follows:

Year	PEO	Non-PEO NEOs
2024	James Whitehurst; Matthew Bromberg	Mark Barrysmith, Luis Visoso, Alexander Blum, Anirma Gupta, Felix Thé, Tomer Bar-Zeev, and Marc Whitten
2023	John Riccitiello; James Whitehurst	Luis Visoso, Carol Carpenter, Anirma Gupta, Clive Downie, Tomer Bar-Zeev, and Marc Whitten
2022	John Riccitiello	Luis Visoso, Carol Carpenter, Anirma Gupta, and Marc Whitten
2021	John Riccitiello	Luis Visoso, Kimberly Jabal, Marc Whitten, Ingrid Lestiyo, Ralph Hauwert, and Clive Downie
2020	John Riccitiello	Ralph Hauwert and Ingrid Lestiyo

Peer Group Issuers, Footnote	Weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Tech Index.

Adjustment To PEO Compensation, Footnote	Represents the CAP to Mr. Riccitiello, Mr. Whitehurst, and Mr. Bromberg, respectively, for each applicable year, as computed in accordance with Item
402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Riccitiello, Mr. Whitehurst or Mr.
Bromberg. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Whitehurst’s and Mr.
Bromberg’s total compensation for 2024 to determine the CAP.

PEO "CAP" Calculation Detail
	Whitehurst	Bromberg
	2024	2024
SCT Total Compensation	$5,507,666	$52,147,152
Aggregate SCT Reported Equity Compensation (-)(a)	($5,029,011)	($49,612,611)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)(b)	$4,656,031	$50,494,162
Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)(b)	$—	$—
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)(b)	$—	$—
Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)(b)(iv)	($3,112,000)	$—
CAP	$2,022,686	$53,028,703
a.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the
Summary Compensation Table for 2024.
	b.The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 9,758,994	$ 9,064,060	$ 21,787,435	$ 17,015,624	$ 4,309,810
Non-PEO NEO Average Compensation Actually Paid Amount	$ (10,681,297)	18,648,904	(3,571,284)	10,716,783	90,477,822
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average CAP to the Non-PEO NEOs as a group for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the Non-PEO NEOs as a group for 2024 to determine the CAP, using the same methodology described above in Note 3:

Average Non-PEO NEOs CAP Calculation Detail
2024
SCT Total Compensation	$9,758,994
Aggregate SCT Reported Equity Compensation (-)	($9,053,552)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$4,737,033
Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	($1,844,333)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$60,788
Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	($3,810,572)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	($10,529,655)
Value of Dividends Paid not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0
CAP	($10,681,297)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 33	60	42	209	225
Peer Group Total Shareholder Return Amount	235	173	111	156	117
Net Income (Loss)	$ (664,287,000)	$ (826,322,000)	$ (919,488,000)	$ (532,607,000)	$ (282,308,000)
Company Selected Measure Amount	1,723,409,000	1,733,288,000	1,391,034,000	1,110,526,000	772,445,000
Additional 402(v) Disclosure	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our
NEOs and certain financial performance of the Company. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in “Compensation Discussion and Analysis”
above. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” above.
Represents the amount reported for our PEO(s) in the “Total” column of the Summary Compensation Table for each applicable year. Refer to “Executive
Compensation—Summary Compensation Table.”
Represents the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) (“Non-PEO NEOs”) in the “Total” column of the
Summary Compensation Table for each applicable year.
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. For purposes of the Company’s 2020 cumulative TSR, the measurement period begins at the Company’s
September 2020 initial public offering.
The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.Relationship Disclosures
Our Human Capital and Compensation Committee reviews a variety of Company-wide and individual factors to link executive
CAP with Company and executive performance. To promote strong pay-for-performance orientation when setting executive pay levels, the HCCC considers the Company's absolute and relative TSR, short- and long-term business outlook, including income and revenue growth, and the broader market environment.
The following graphs set forth the relationships between the Company’s cumulative TSR relative to peer comparators, as well as
CAP relative to the Company’s TSR, net income (loss), and revenue over the last five completed fiscal years, and CAP relative to the Company’s Strategic Revenue for 2023-2024. Note that the HCCC assesses target compensation and potentially realizable compensation in addition to CAP to maintain a holistic understanding of executive total compensation packages.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Strategic Revenue
Non-GAAP Measure Description	Strategic Revenue was our Company-selected measure for 2024 and represents revenue only from our strategic portfolio, excluding revenue from business lines that we discontinued as part of our portfolio reset in 2023. Strategic Revenue is not available for 2020, 2021 and 2022 and therefore there are no dollar amounts reported for Strategic Revenue for these years. For purposes of comparison, we have elected to show Unity’s total company revenue for those periods.
The CAP vs. Revenue chart below presents the revenue for 2020, 2021, and 2022 as reflected in the Company’s audited financial statements and Strategic
Revenue for 2023 and 2024.

Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
James Whitehurst [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,507,666	$ 6,194,881
PEO Actually Paid Compensation Amount	$ 2,022,686	8,432,881
PEO Name	James Whitehurst
Matthew Bromberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 52,147,152
PEO Actually Paid Compensation Amount	$ 53,028,703
PEO Name	Matthew Bromberg
John Riccitiello [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		27,130,731	$ 11,805,430	$ 12,501,471	$ 22,001,733
PEO Actually Paid Compensation Amount		$ 13,547,993	$ (213,136,090)	$ (17,400,715)	$ 682,364,174
PEO | James Whitehurst [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,029,011)
PEO | James Whitehurst [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,656,031
PEO | James Whitehurst [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James Whitehurst [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James Whitehurst [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,112,000)
PEO | Matthew Bromberg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,612,611)
PEO | Matthew Bromberg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,494,162
PEO | Matthew Bromberg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Matthew Bromberg [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Matthew Bromberg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,053,552)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,737,033
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,844,333)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,788
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,810,572)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,529,655)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0